Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,135,818	¥ 2,143,013
Less accumulated depreciation	1,141,547	1,137,108
Premises and equipment-net	994,271	1,005,905
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	385,961	394,782
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	750,232	767,810
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	650,120	654,099
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	303,130	287,831
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 46,375	¥ 38,491